Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	CALI Commercial Mortgage Trust 2024-SUN (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2024-SUN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 June 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 June 2024

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note evidencing a two-year floating rate, interest-only mortgage loan, subject to three successive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan will be primarily secured by first mortgages, deeds of trust or deeds to secure debt on each individual borrower’s respective fee simple interest in two hotel properties located in Santa Monica, California (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 9 July 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan and Mezzanine Loan (the “Remaining IO Term (Months)”),
d.	Use the original balance of the Mortgage Loan and each Property, as shown on the allocated loan amount schedule Source Document, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”) and
e.	Use the original balance of the Mezzanine Loan and each Property, as shown on the allocated loan amount schedule Source Document, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Closing Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Mezzanine Loan Closing Date Balance,
c.	Mortgage Loan Maturity Date Balance and
d.	Mezzanine Loan Maturity Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Closing Date Balance and
ii.	Total Loan Maturity Date Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Assumed Mortgage Loan Spread,
b.	Mezzanine Loan Spread and
c.	Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate at Term SOFR Cap and
ii.	Mezzanine Loan Interest Rate at Term SOFR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Assumed Mortgage Loan Spread,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and

d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and a SOFR assumption of 5.34364% provided by the Depositor (the “SOFR Assumption”), and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service Payment,
ii.	Monthly Mortgage Loan Debt Service Payment,
iii.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and
iv.	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Assumed Mortgage Loan Spread,” as shown on the Final Data File, and
ii.	The SOFR Assumption and
c.	365/360.

Attachment A Page 5 of 8

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap.”

11.	Using the:

a.	Mezzanine Loan Closing Date Balance,
b.	Mezzanine Loan Spread,

c.	Mezzanine Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, the SOFR Assumption and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service Payment,
ii.	Monthly Mezzanine Loan Debt Service Payment,
iii.	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and
iv.	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Mezzanine Loan Spread,” as shown on the Final Data File, and
ii.	The SOFR Assumption and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Monthly Mezzanine Loan Debt Service Payment.”

Attachment A Page 6 of 8

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as twelve (12) times the “Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap.”

12.	Using the:
a.	Monthly Mortgage Loan Debt Service Payment,
b.	Monthly Mezzanine Loan Debt Service Payment,
c.	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap,
d.	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap,
e.	Annual Mortgage Loan Debt Service Payment,
f.	Annual Mezzanine Loan Debt Service Payment,
g.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and
h.	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Monthly Total Loan Debt Service Payment,
ii.	Annual Total Loan Debt Service Payment,
iii.	Monthly Total Loan Debt Service Payment at Term SOFR Cap and
iv.	Annual Total Loan Debt Service Payment at Term SOFR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

13.	Using the:
a.	UW Adjusted EBITDA,
b.	UW Net Cash Flow,
c.	Annual Mortgage Loan Debt Service Payment,
d.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap,
e.	Mortgage Loan Closing Date Balance,
f.	Mezzanine Loan Closing Date Balance,
g.	Individual As-Is Appraised Value,
h.	Individual Prospective Value Upon Stabilization Appraised Value and
i.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW Adjusted EBITDA DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW Adjusted EBITDA DSCR at Term SOFR Cap,
iv.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
v.	Mortgage Loan Closing Date LTV (Aggregate As-is Values),
vi.	Mortgage Loan Balloon LTV (Aggregate As-is Values),
vii.	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values),
viii.	Mortgage Loan Balloon LTV (Aggregate Stabilized Values),
ix.	Mortgage Loan UW Adjusted EBITDA Debt Yield,
x.	Mortgage Loan UW NCF Debt Yield,
xi.	Mortgage Loan Closing Date Balance per Key,
xii.	Mezzanine Loan Closing Date Balance per Key,
xiii.	Individual As-Is Appraised Value per Key and
xiv.	Individual Prospective Value Upon Stabilization Appraised Value per Key

of the Mortgage Loan, and with respect to xi. through xiv. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. through xiv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

14.	Using the:
a.	UW Adjusted EBITDA,
b.	UW Net Cash Flow,
c.	Annual Total Loan Debt Service Payment,
d.	Annual Total Loan Debt Service Payment at Term SOFR Cap,
e.	Total Loan Closing Date Balance,
f.	Individual As-Is Appraised Value,
g.	Individual Prospective Value Upon Stabilization Appraised Value and
h.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan UW Adjusted EBITDA DSCR,
ii.	Total Loan UW NCF DSCR,
iii.	Total Loan UW Adjusted EBITDA DSCR at Term SOFR Cap,
iv.	Total Loan UW NCF DSCR at Term SOFR Cap,
v.	Total Loan Closing Date LTV (Aggregate As-is Values),
vi.	Total Loan Balloon LTV (Aggregate As-is Values),
vii.	Total Loan Closing Date LTV (Aggregate Stabilized Values),
viii.	Total Loan Balloon LTV (Aggregate Stabilized Values),
ix.	Total Loan UW Adjusted EBITDA Debt Yield,
x.	Total Loan UW NCF Debt Yield and
xi.	Total Loan Closing Date Balance per Key

of the Total Debt associated with the Mortgage Loan, and with respect to xi. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

15.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan Closing Date Balance” of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the “Total Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Total Loan Closing Date Balance” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

 Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	18 June 2024

Mezzanine Loan Agreement (see Note 1)	19 June 2024

Allocated Loan Amount Schedule (see Note 1)	12 June 2024

Cash Management Agreement (see Note 1)	18 June 2024

Deposit Account Control Agreement (see Note 1)	18 June 2024

Guaranty Agreement (see Note 1)	18 June 2024

Environmental Indemnity Agreement (see Note 1)	18 June 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	20 May 2024

Engineering Reports	14 May 2024

Environmental Phase I Reports	14 May 2024

Seismic Reports	14 May 2024

Pro Forma Title Policy (see Note 1)	Not Dated

Underwriter’s Summary Report	Not Dated

Management Agreements	10 February 2014

Assignment of Management Agreements (see Note 1)	7 June 2024

Assignment of Leases and Rents (see Note 1)	18 June 2024

STR Reports	Various

CoStar Market Reports	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Hotel Fact Sheets	Not Dated

Santa Monica Rainfall Data Report	Not Dated

Historical Capex Information	Not Dated

OOO Rooms Report 2023	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	Appraisal Report
Market	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Site Area (Acres)	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Total Units	Underwriter’s Summary Report
Unit of Measure	Underwriter’s Summary Report
Suites	Appraisal Report or Hotel Fact Sheet
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Property Manager	Management Agreement
Property Manager Expiration Date	Management Agreement
Property Manager Base Mgmt. Fee	Management Agreement
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Individual Prospective Value Upon Stabilization Appraised Value Date	Appraisal Report
Individual Prospective Value Upon Stabilization Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Recommended?	Environmental Phase I Report
Seismic Zone	Seismic Report
PML %	Seismic Report

Exhibit 2 to Attachment A

Hotel Operating Information:

Characteristic	Source Document(s)

2018 Available Room Nights	Underwriter’s Summary Report
2019 Available Room Nights	Underwriter’s Summary Report
2020 Available Room Nights	Underwriter’s Summary Report
2021 Available Room Nights	Underwriter’s Summary Report
2022 Available Room Nights	Underwriter’s Summary Report
2023 Available Room Nights	Underwriter’s Summary Report
May 2024 TTM Available Room Nights	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Available Room Nights	Underwriter’s Summary Report
Sponsor 2025 Budget Available Room Nights	Underwriter’s Summary Report
UW Available Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
2019 Occupied Room Nights	Underwriter’s Summary Report
2020 Occupied Room Nights	Underwriter’s Summary Report
2021 Occupied Room Nights	Underwriter’s Summary Report
2022 Occupied Room Nights	Underwriter’s Summary Report
2023 Occupied Room Nights	Underwriter’s Summary Report
May 2024 TTM Occupied Room Nights	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Occupied Room Nights	Underwriter’s Summary Report
Sponsor 2025 Budget Occupied Room Nights	Underwriter’s Summary Report
UW Occupied Room Nights	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
2019 Occupancy	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
May 2024 TTM Occupancy	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Occupancy	Underwriter’s Summary Report
Sponsor 2025 Budget Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2018 ADR	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2020 ADR	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2023 ADR	Underwriter’s Summary Report
May 2024 TTM ADR	Underwriter’s Summary Report
Sponsor May 2024 Reforecast ADR	Underwriter’s Summary Report
Sponsor 2025 Budget ADR	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
May 2024 TTM RevPAR	Underwriter’s Summary Report
Sponsor May 2024 Reforecast RevPAR	Underwriter’s Summary Report
Sponsor 2025 Budget RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
2018 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2019 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2020 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2021 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2022 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2023 Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
May 2024 TTM Occupancy Penetration (see Note 2)	Underwriter’s Summary Report and STR Report
2018 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
2019 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
2020 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
2021 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
2022 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report

Exhibit 2 to Attachment A

Hotel Operating Information: (continued)

Characteristic	Source Document(s)

2023 ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
May 2024 TTM ADR Penetration (see Note 3)	Underwriter’s Summary Report and STR Report
2018 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
2019 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
2020 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
2021 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
2022 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
2023 RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report
May 2024 TTM RevPAR Penetration (see Note 4)	Underwriter’s Summary Report and STR Report

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

2018 Rooms Revenue	Underwriter’s Summary Report
2019 Rooms Revenue	Underwriter’s Summary Report
2020 Rooms Revenue	Underwriter’s Summary Report
2021 Rooms Revenue	Underwriter’s Summary Report
2022 Rooms Revenue	Underwriter’s Summary Report
2023 Rooms Revenue	Underwriter’s Summary Report
May 2024 TTM Rooms Revenue	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Rooms Revenue	Underwriter’s Summary Report
Sponsor 2025 Budget Rooms Revenue	Underwriter’s Summary Report
UW Rooms Revenue	Underwriter’s Summary Report
2018 F&B Revenue	Underwriter’s Summary Report
2019 F&B Revenue	Underwriter’s Summary Report
2020 F&B Revenue	Underwriter’s Summary Report
2021 F&B Revenue	Underwriter’s Summary Report
2022 F&B Revenue	Underwriter’s Summary Report
2023 F&B Revenue	Underwriter’s Summary Report
May 2024 TTM F&B Revenue	Underwriter’s Summary Report
Sponsor May 2024 Reforecast F&B Revenue	Underwriter’s Summary Report
Sponsor 2025 Budget F&B Revenue	Underwriter’s Summary Report
UW F&B Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Telephone	Underwriter’s Summary Report
2019 Telephone	Underwriter’s Summary Report
2020 Telephone	Underwriter’s Summary Report
2021 Telephone	Underwriter’s Summary Report
2022 Telephone	Underwriter’s Summary Report
2023 Telephone	Underwriter’s Summary Report
May 2024 TTM Telephone	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Telephone	Underwriter’s Summary Report
Sponsor 2025 Budget Telephone	Underwriter’s Summary Report
UW Telephone	Underwriter’s Summary Report
2018 Other Operated Departments	Underwriter’s Summary Report
2019 Other Operated Departments	Underwriter’s Summary Report
2020 Other Operated Departments	Underwriter’s Summary Report
2021 Other Operated Departments	Underwriter’s Summary Report
2022 Other Operated Departments	Underwriter’s Summary Report
2023 Other Operated Departments	Underwriter’s Summary Report
May 2024 TTM Other Operated Departments	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Other Operated Departments	Underwriter’s Summary Report
Sponsor 2025 Budget Other Operated Departments	Underwriter’s Summary Report
UW Other Operated Departments	Underwriter’s Summary Report
2018 Other Income	Underwriter’s Summary Report
2019 Other Income	Underwriter’s Summary Report
2020 Other Income	Underwriter’s Summary Report
2021 Other Income	Underwriter’s Summary Report
2022 Other Income	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
May 2024 TTM Other Income	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Other Income	Underwriter’s Summary Report
Sponsor 2025 Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Total Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
2020 Total Revenue	Underwriter’s Summary Report
2021 Total Revenue	Underwriter’s Summary Report
2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
May 2024 TTM Total Revenue	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Total Revenue	Underwriter’s Summary Report
Sponsor 2025 Budget Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2018 Rooms Expense	Underwriter’s Summary Report
2019 Rooms Expense	Underwriter’s Summary Report
2020 Rooms Expense	Underwriter’s Summary Report
2021 Rooms Expense	Underwriter’s Summary Report
2022 Rooms Expense	Underwriter’s Summary Report
2023 Rooms Expense	Underwriter’s Summary Report
May 2024 TTM Rooms Expense	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Rooms Expense	Underwriter’s Summary Report
Sponsor 2025 Budget Rooms Expense	Underwriter’s Summary Report
UW Rooms Expense	Underwriter’s Summary Report
2018 F&B Expense	Underwriter’s Summary Report
2019 F&B Expense	Underwriter’s Summary Report
2020 F&B Expense	Underwriter’s Summary Report
2021 F&B Expense	Underwriter’s Summary Report
2022 F&B Expense	Underwriter’s Summary Report
2023 F&B Expense	Underwriter’s Summary Report
May 2024 TTM F&B Expense	Underwriter’s Summary Report
Sponsor May 2024 Reforecast F&B Expense	Underwriter’s Summary Report
Sponsor 2025 Budget F&B Expense	Underwriter’s Summary Report
UW F&B Expense	Underwriter’s Summary Report
2018 Telephone Expense	Underwriter’s Summary Report
2019 Telephone Expense	Underwriter’s Summary Report
2020 Telephone Expense	Underwriter’s Summary Report
2021 Telephone Expense	Underwriter’s Summary Report
2022 Telephone Expense	Underwriter’s Summary Report
2023 Telephone Expense	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

May 2024 TTM Telephone Expense	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Telephone Expense	Underwriter’s Summary Report
Sponsor 2025 Budget Telephone Expense	Underwriter’s Summary Report
UW Telephone Expense	Underwriter’s Summary Report
2018 Other Operated Departments Expense	Underwriter’s Summary Report
2019 Other Operated Departments Expense	Underwriter’s Summary Report
2020 Other Operated Departments Expense	Underwriter’s Summary Report
2021 Other Operated Departments Expense	Underwriter’s Summary Report
2022 Other Operated Departments Expense	Underwriter’s Summary Report
2023 Other Operated Departments Expense	Underwriter’s Summary Report
May 2024 TTM Other Operated Departments Expense	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Other Operated Departments Expense	Underwriter’s Summary Report
Sponsor 2025 Budget Other Operated Departments Expense	Underwriter’s Summary Report
UW Other Operated Departments Expense	Underwriter’s Summary Report
2018 Other Expense	Underwriter’s Summary Report
2019 Other Expense	Underwriter’s Summary Report
2020 Other Expense	Underwriter’s Summary Report
2021 Other Expense	Underwriter’s Summary Report
2022 Other Expense	Underwriter’s Summary Report
2023 Other Expense	Underwriter’s Summary Report
May 2024 TTM Other Expense	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Other Expense	Underwriter’s Summary Report
Sponsor 2025 Budget Other Expense	Underwriter’s Summary Report
UW Other Expense	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Total Departmental Expenses	Underwriter’s Summary Report
2019 Total Departmental Expenses	Underwriter’s Summary Report
2020 Total Departmental Expenses	Underwriter’s Summary Report
2021 Total Departmental Expenses	Underwriter’s Summary Report
2022 Total Departmental Expenses	Underwriter’s Summary Report
2023 Total Departmental Expenses	Underwriter’s Summary Report
May 2024 TTM Total Departmental Expenses	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Total Departmental Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Departmental Expenses	Underwriter’s Summary Report
UW Total Departmental Expenses	Underwriter’s Summary Report
2018 Departmental Profit	Underwriter’s Summary Report
2019 Departmental Profit	Underwriter’s Summary Report
2020 Departmental Profit	Underwriter’s Summary Report
2021 Departmental Profit	Underwriter’s Summary Report
2022 Departmental Profit	Underwriter’s Summary Report
2023 Departmental Profit	Underwriter’s Summary Report
May 2024 TTM Departmental Profit	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Departmental Profit	Underwriter’s Summary Report
Sponsor 2025 Budget Departmental Profit	Underwriter’s Summary Report
UW Departmental Profit	Underwriter’s Summary Report
2018 Administrative and General	Underwriter’s Summary Report
2019 Administrative and General	Underwriter’s Summary Report
2020 Administrative and General	Underwriter’s Summary Report
2021 Administrative and General	Underwriter’s Summary Report
2022 Administrative and General	Underwriter’s Summary Report
2023 Administrative and General	Underwriter’s Summary Report
May 2024 TTM Administrative and General	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Administrative and General	Underwriter’s Summary Report
Sponsor 2025 Budget Administrative and General	Underwriter’s Summary Report
UW Administrative and General	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Sales & Marketing	Underwriter’s Summary Report
2019 Sales & Marketing	Underwriter’s Summary Report
2020 Sales & Marketing	Underwriter’s Summary Report
2021 Sales & Marketing	Underwriter’s Summary Report
2022 Sales & Marketing	Underwriter’s Summary Report
2023 Sales & Marketing	Underwriter’s Summary Report
May 2024 TTM Sales & Marketing	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Sales & Marketing	Underwriter’s Summary Report
Sponsor 2025 Budget Sales & Marketing	Underwriter’s Summary Report
UW Sales & Marketing	Underwriter’s Summary Report
2018 Franchise Fees	Underwriter’s Summary Report
2019 Franchise Fees	Underwriter’s Summary Report
2020 Franchise Fees	Underwriter’s Summary Report
2021 Franchise Fees	Underwriter’s Summary Report
2022 Franchise Fees	Underwriter’s Summary Report
2023 Franchise Fees	Underwriter’s Summary Report
May 2024 TTM Franchise Fees	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Franchise Fees	Underwriter’s Summary Report
Sponsor 2025 Budget Franchise Fees	Underwriter’s Summary Report
UW Franchise Fees	Underwriter’s Summary Report
2018 Utilities	Underwriter’s Summary Report
2019 Utilities	Underwriter’s Summary Report
2020 Utilities	Underwriter’s Summary Report
2021 Utilities	Underwriter’s Summary Report
2022 Utilities	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
May 2024 TTM Utilities	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Utilities	Underwriter’s Summary Report
Sponsor 2025 Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2018 Property Maintenance	Underwriter’s Summary Report
2019 Property Maintenance	Underwriter’s Summary Report
2020 Property Maintenance	Underwriter’s Summary Report
2021 Property Maintenance	Underwriter’s Summary Report
2022 Property Maintenance	Underwriter’s Summary Report
2023 Property Maintenance	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

May 2024 TTM Property Maintenance	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Property Maintenance	Underwriter’s Summary Report
Sponsor 2025 Budget Property Maintenance	Underwriter’s Summary Report
UW Property Maintenance	Underwriter’s Summary Report
2018 Total Undistributed Expenses	Underwriter’s Summary Report
2019 Total Undistributed Expenses	Underwriter’s Summary Report
2020 Total Undistributed Expenses	Underwriter’s Summary Report
2021 Total Undistributed Expenses	Underwriter’s Summary Report
2022 Total Undistributed Expenses	Underwriter’s Summary Report
2023 Total Undistributed Expenses	Underwriter’s Summary Report
May 2024 TTM Total Undistributed Expenses	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Total Undistributed Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Undistributed Expenses	Underwriter’s Summary Report
UW Total Undistributed Expenses	Underwriter’s Summary Report
2018 Gross Operating Profit	Underwriter’s Summary Report
2019 Gross Operating Profit	Underwriter’s Summary Report
2020 Gross Operating Profit	Underwriter’s Summary Report
2021 Gross Operating Profit	Underwriter’s Summary Report
2022 Gross Operating Profit	Underwriter’s Summary Report
2023 Gross Operating Profit	Underwriter’s Summary Report
May 2024 TTM Gross Operating Profit	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Gross Operating Profit	Underwriter’s Summary Report
Sponsor 2025 Budget Gross Operating Profit	Underwriter’s Summary Report
UW Gross Operating Profit	Underwriter’s Summary Report
2018 Base Management Fees	Underwriter’s Summary Report
2019 Base Management Fees	Underwriter’s Summary Report
2020 Base Management Fees	Underwriter’s Summary Report
2021 Base Management Fees	Underwriter’s Summary Report
2022 Base Management Fees	Underwriter’s Summary Report
2023 Base Management Fees	Underwriter’s Summary Report
May 2024 TTM Base Management Fees	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Base Management Fees	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Sponsor 2025 Budget Base Management Fees	Underwriter’s Summary Report
UW Base Management Fees	Underwriter’s Summary Report
2018 Income Before Fixed Charges	Underwriter’s Summary Report
2019 Income Before Fixed Charges	Underwriter’s Summary Report
2020 Income Before Fixed Charges	Underwriter’s Summary Report
2021 Income Before Fixed Charges	Underwriter’s Summary Report
2022 Income Before Fixed Charges	Underwriter’s Summary Report
2023 Income Before Fixed Charges	Underwriter’s Summary Report
May 2024 TTM Income Before Fixed Charges	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Income Before Fixed Charges	Underwriter’s Summary Report
Sponsor 2025 Budget Income Before Fixed Charges	Underwriter’s Summary Report
UW Income Before Fixed Charges	Underwriter’s Summary Report
2018 Leases	Underwriter’s Summary Report
2019 Leases	Underwriter’s Summary Report
2020 Leases	Underwriter’s Summary Report
2021 Leases	Underwriter’s Summary Report
2022 Leases	Underwriter’s Summary Report
2023 Leases	Underwriter’s Summary Report
May 2024 TTM Leases	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Leases	Underwriter’s Summary Report
Sponsor 2025 Budget Leases	Underwriter’s Summary Report
UW Leases	Underwriter’s Summary Report
2018 Taxes	Underwriter’s Summary Report
2019 Taxes	Underwriter’s Summary Report
2020 Taxes	Underwriter’s Summary Report
2021 Taxes	Underwriter’s Summary Report
2022 Taxes	Underwriter’s Summary Report
2023 Taxes	Underwriter’s Summary Report
May 2024 TTM Taxes	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Taxes	Underwriter’s Summary Report
Sponsor 2025 Budget Taxes	Underwriter’s Summary Report
UW Taxes	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Insurance	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
2021 Insurance	Underwriter’s Summary Report
2022 Insurance	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
May 2024 TTM Insurance	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Insurance	Underwriter’s Summary Report
Sponsor 2025 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2018 Total Fixed and Other Expenses	Underwriter’s Summary Report
2019 Total Fixed and Other Expenses	Underwriter’s Summary Report
2020 Total Fixed and Other Expenses	Underwriter’s Summary Report
2021 Total Fixed and Other Expenses	Underwriter’s Summary Report
2022 Total Fixed and Other Expenses	Underwriter’s Summary Report
2023 Total Fixed and Other Expenses	Underwriter’s Summary Report
May 2024 TTM Total Fixed and Other Expenses	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Total Fixed and Other Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Fixed and Other Expenses	Underwriter’s Summary Report
UW Total Fixed and Other Expenses	Underwriter’s Summary Report
2018 EBITDA	Underwriter’s Summary Report
2019 EBITDA	Underwriter’s Summary Report
2020 EBITDA	Underwriter’s Summary Report
2021 EBITDA	Underwriter’s Summary Report
2022 EBITDA	Underwriter’s Summary Report
2023 EBITDA	Underwriter’s Summary Report
May 2024 TTM EBITDA	Underwriter’s Summary Report
Sponsor May 2024 Reforecast EBITDA	Underwriter’s Summary Report
Sponsor 2025 Budget EBITDA	Underwriter’s Summary Report
UW EBITDA	Underwriter’s Summary Report
2018 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2019 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2020 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2021 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2022 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2023 Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

May 2024 TTM Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
Sponsor 2025 Budget Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
UW Rooms Revenue (OOO Rooms)	Underwriter’s Summary Report
2018 Adjusted EBITDA	Underwriter’s Summary Report
2019 Adjusted EBITDA	Underwriter’s Summary Report
2020 Adjusted EBITDA	Underwriter’s Summary Report
2021 Adjusted EBITDA	Underwriter’s Summary Report
2022 Adjusted EBITDA	Underwriter’s Summary Report
2023 Adjusted EBITDA	Underwriter’s Summary Report
May 2024 TTM Adjusted EBITDA	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Adjusted EBITDA	Underwriter’s Summary Report
Sponsor 2025 Budget Adjusted EBITDA	Underwriter’s Summary Report
UW Adjusted EBITDA	Underwriter’s Summary Report
2018 FF&E	Underwriter’s Summary Report
2019 FF&E	Underwriter’s Summary Report
2020 FF&E	Underwriter’s Summary Report
2021 FF&E	Underwriter’s Summary Report
2022 FF&E	Underwriter’s Summary Report
2023 FF&E	Underwriter’s Summary Report
May 2024 TTM FF&E	Underwriter’s Summary Report
Sponsor May 2024 Reforecast FF&E	Underwriter’s Summary Report
Sponsor 2025 Budget FF&E	Underwriter’s Summary Report
UW FF&E	Underwriter’s Summary Report
2018 Net Cash Flow	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2020 Net Cash Flow	Underwriter’s Summary Report
2021 Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
May 2024 TTM Net Cash Flow	Underwriter’s Summary Report
Sponsor May 2024 Reforecast Net Cash Flow	Underwriter’s Summary Report
Sponsor 2025 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial FF&E Escrow	Mortgage Loan Agreement
Ongoing FF&E Escrow Monthly	Mortgage Loan Agreement
FF&E Escrow Springing Conditions	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Ongoing Other Escrow Springing Condition	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Term SOFR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Floating Rate Component Extensions (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management Type (see Note 8)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Floating Rate Component Prepayment Provision (see Note 9)	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to divide the related period’s occupancy of each Property, as shown on the Preliminary Data File, by the related period’s competitive set occupancy, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to divide the related period’s ADR of each Property, as shown on the Preliminary Data File, by the related period’s competitive set ADR, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to divide the related period’s RevPAR of each Property, as shown on the Preliminary Data File, by related period’s competitive set RevPAR, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

6.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies, credit card clearing banks or tenants to pay receipts directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “In Place” if all revenues are deposited into a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

9.	For the purpose of comparing the “Floating Rate Component Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Rank
Property Name
Origination Date
Administrative Fee Rate (%)
Term SOFR Cap
Term SOFR Cap Expiration Date
Assumed Mortgage Loan Spread
Mezzanine Loan Spread
Initial Tax Escrow
Ongoing Tax Escrow Monthly
Initial Insurance Escrow
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Franchise Flag

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.